Cash and Cash Equivalents and Short-Term Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Short-term deposits	$ 81,690	$ 80.4	$ 29,243